AMM Funds

Fallen Angels Value Fund

Fallen Angels Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the AMM Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 19, 2013 (SEC Accession No. 0001162044-13-001401).